Federated Hermes MDT Balanced Fund
Portfolio of Investments
April 30, 2022 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—53.0%
		Communication Services—4.4%
1,439	[1]	Alphabet, Inc., Class A	$ 3,284,071
42,502	[1]	Altice USA, Inc.	394,419
21,112	[1]	Cars.com, Inc.	234,765
2,052		Electronic Arts, Inc.	242,239
4,622	[1]	Live Nation Entertainment, Inc.	484,755
6,754		Lumen Technologies, Inc.	67,945
8,130	[1]	Netflix, Inc.	1,547,627
10,537		News Corp., Inc., Class A	209,265
54,233	[1]	Pinterest, Inc.	1,112,861
3,117	[1]	Spotify Technology SA	316,843
4,947	[1]	TripAdvisor, Inc.	126,990
7,189		Walt Disney Co.	802,508
		TOTAL	8,824,288
		Consumer Discretionary—5.2%
1,571		Advance Auto Parts, Inc.	313,619
143	[1]	Amazon.com, Inc.	355,445
543	[1]	Aptiv PLC	57,775
171	[1]	AutoZone, Inc.	334,385
1,098	[1]	CROCs, Inc.	72,940
3,479	[2]	Dick’s Sporting Goods, Inc.	335,445
3,361		Domino’s Pizza, Inc.	1,136,018
5,343	[1]	Expedia Group, Inc.	933,689
22,641		Ford Motor Co.	320,597
11,339		Gap (The), Inc.	140,830
15,297	[1]	Goodyear Tire & Rubber Co.	203,756
133		Home Depot, Inc.	39,953
738		Lowe’s Cos., Inc.	145,925
43,386		Macy’s, Inc.	1,048,640
1,482		Nike, Inc., Class B	184,806
4,619		Nordstrom, Inc.	118,708
556	[1]	O’Reilly Automotive, Inc.	337,242
5,507	[1]	Penn National Gaming, Inc.	201,391
2,031	[1]	SeaWorld Entertainment, Inc.	136,971
3,375		Starbucks Corp.	251,910
4,382		Target Corp.	1,001,944
283	[1]	Tesla, Inc.	246,425
2,686	[1]	Ulta Beauty, Inc.	1,065,805
5,185		V.F. Corp.	269,620
700		Wingstop, Inc.	64,232
5,837	[1]	YETI Holdings, Inc.	285,254
7,307		Yum! Brands, Inc.	854,992
		TOTAL	10,458,317
		Consumer Staples—3.3%
11,638		Albertsons Cos., Inc.	364,037
5,755	[1]	BJ’s Wholesale Club Holdings, Inc.	370,334

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
271		Coca-Cola Bottling Co.	$ 119,646
5,857		Costco Wholesale Corp.	3,114,284
6,040		Hershey Foods Corp.	1,363,651
13,887		Kroger Co.	749,342
861		Molson Coors Beverage Company, Class B	46,615
1,561	[1]	The Boston Beer Co., Inc., Class A	585,375
		TOTAL	6,713,284
		Energy—2.5%
714		Cheniere Energy, Inc.	96,968
242		Chevron Corp.	37,914
1,859		ConocoPhillips	177,572
4,891		Exxon Mobil Corp.	416,958
21,158		Marathon Oil Corp.	527,258
30,532		Marathon Petroleum Corp.	2,664,222
13,448		Occidental Petroleum Corp.	740,850
6,398		Targa Resources, Inc.	469,677
		TOTAL	5,131,419
		Financials—6.3%
1,164		American Express Co.	203,362
16,001		Bank of New York Mellon Corp.	673,002
2,786		Berkley, W. R. Corp.	185,241
9,359		Carlyle Group LP/The	339,638
10,984		Fidelity National Financial, Inc.	437,383
6,464		Gallagher (Arthur J.) & Co.	1,089,119
7,079		Houlihan Lokey, Inc.	589,610
15,952		Huntington Bancshares, Inc.	209,769
9,463		Interactive Brokers Group, Inc., Class A	563,616
3,972		Marketaxess Holdings, Inc.	1,047,059
2,176		MSCI, Inc., Class A	916,640
6,141		NASDAQ, Inc.	966,409
44,000		New Residential Investment Corp.	457,600
11,430		Northern Trust Corp.	1,177,862
6,902		Prudential Financial, Inc.	748,936
1,081		Raymond James Financial, Inc.	105,354
4,604	[1]	SelectQuote, Inc.	9,484
683		State Street Corp.	45,741
9,961		The Travelers Cos., Inc.	1,703,929
33,023		Virtu Financial, Inc.	953,704
1,486		VOYA Financial, Inc.	93,826
5,580		Zions Bancorporation, N.A.	315,326
		TOTAL	12,832,610
		Health Care—7.4%
20,419		AbbVie, Inc.	2,999,143
2,387		Amgen, Inc.	556,625
11,086	[1]	AnaptysBio, Inc.	259,412
6,763	[1]	Biogen, Inc.	1,402,917
10,916		Bristol-Myers Squibb Co.	821,647
2,583		Bruker Corp.	148,497
15,524	[1]	Community Health Systems, Inc.	119,069
3,368		Eli Lilly & Co.	983,894

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
16,262	[1]	Enovis Corp.	$ 1,054,916
7,071		Gilead Sciences, Inc.	419,593
727	[1]	Haemonetics Corp.	36,837
3,465	[1]	IQVIA Holdings, Inc.	755,335
3,685		Johnson & Johnson	664,995
3,582		McKesson Corp.	1,109,023
5,801		Merck & Co., Inc.	514,491
7,854	[1]	Myriad Genetics, Inc.	161,007
1,239	[1]	SAGE Therapeutics, Inc.	39,053
256	[1]	United Therapeutics Corp.	45,455
5,794	[1]	Vertex Pharmaceuticals, Inc.	1,583,037
191	[1]	Waters Corp.	57,877
7,113		Zoetis, Inc.	1,260,779
		TOTAL	14,993,602
		Industrials—3.9%
2,123		3M Co.	306,179
2,875		AGCO Corp.	366,275
1,958	[1]	Alaska Air Group, Inc.	106,496
7,800		Allegion PLC	891,072
7,124	[1]	CIRCOR International, Inc.	139,987
1,880		Emerson Electric Co.	169,538
6,271		Expeditors International Washington, Inc.	621,268
1,458		FedEx Corp.	289,763
1,665		Flowserve Corp.	54,462
3,032		Fortune Brands Home & Security, Inc.	216,030
502	[1]	Gibraltar Industries, Inc.	18,996
21,868	[1]	KAR Auction Services, Inc.	320,585
2,523		Lennox International, Inc.	537,878
1,342		Manpower, Inc.	121,048
9,134		Masco Corp.	481,270
8,214		Otis Worldwide Corp.	598,308
10,000		Pitney Bowes, Inc.	52,700
408	[1]	Proto Labs, Inc.	17,385
598		Robert Half International, Inc.	58,789
9,727		Ryder System, Inc.	679,917
7,730	[1]	SPX Corp.	323,887
2,210		Trane Technologies PLC	309,157
3,935	[1]	Trex Co., Inc.	228,978
1,458	[1]	TriNet Group, Inc.	129,325
487		Union Pacific Corp.	114,099
10,180	[1]	XPO Logistics, Inc.	547,582
3,343		Xylem, Inc.	269,112
		TOTAL	7,970,086
		Information Technology—13.5%
2,791		Accenture PLC	838,305
22,833		Apple, Inc.	3,599,622
13,341	[1]	Arista Networks, Inc.	1,541,819
7,214	[1]	Arrow Electronics, Inc.	850,242
2,290	[1]	Box, Inc.	70,120
2,935		Bread Financial Holdings, Inc.	160,838

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
3,823		Broadcom, Inc.	$ 2,119,433
4,701	[1]	Cirrus Logic, Inc.	356,336
2,931	[1]	Commvault Systems, Inc.	178,791
18,517		Dell Technologies, Inc.	870,484
3,303	[1]	Dropbox, Inc.	71,840
23,418	[1]	DXC Technology Co.	672,097
836		Fidelity National Information Services, Inc.	82,889
2,067	[1]	FleetCor Technologies, Inc.	515,758
1,430	[1]	Fortinet, Inc.	413,284
705	[1]	Gartner, Inc., Class A	204,838
1,703		Global Payments, Inc.	233,277
14,151		Hewlett Packard Enterprise Co.	218,067
6,540		HP, Inc.	239,560
19,346	[1]	IPG Photonics Corp.	1,827,810
161		KLA Corp.	51,401
3,825	[1]	MA-COM Technology Solutions Holdings, Inc.	194,884
8,995		Microsoft Corp.	2,496,292
9,302		Oracle Corp.	682,767
938	[1]	Palo Alto Networks, Inc.	526,481
10,539		Paychex, Inc.	1,335,607
2,166	[1]	Paylocity Corp.	410,739
33,529	[1]	PayPal Holdings, Inc.	2,948,205
34,019	[1]	Pure Storage, Inc.	996,757
2,504	[1]	Qorvo, Inc.	284,905
3,947		Qualcomm, Inc.	551,356
1,634	[1]	Rapid7, Inc.	156,080
8,203		Vishay Intertechnology, Inc.	152,822
31,056		Western Union Co.	520,498
9,197		Xerox Holdings Corp.	160,028
8,235	[1]	Zoom Video Communications, Inc.	819,959
		TOTAL	27,354,191
		Materials—1.8%
7,041		Alcoa Corp.	477,380
6,760	[1]	Allegheny Technologies, Inc.	183,737
15,163	[1]	Berry Global Group, Inc.	854,435
1,607		CF Industries Holdings, Inc.	155,606
28,060		Chemours Co./The	927,944
2,373		Dow, Inc.	157,805
7,853		Mosaic Co./The	490,184
1,343		Nucor Corp.	207,870
2,962		Steel Dynamics, Inc.	253,991
		TOTAL	3,708,952
		Real Estate—3.9%
6,600		American Homes 4 Rent	261,426
26,900		Braemar Hotels & Resorts, Inc.	163,014
14,500		Brixmor Property Group, Inc.	368,010
1,081	[1]	CBRE Group, Inc.	89,766
39,100	[1]	Chatham Lodging Trust	561,476
4,309	[1]	Cushman & Wakefield PLC	77,131
3,000		EastGroup Properties, Inc.	562,500

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Real Estate—continued
4,400		Equity Residential Properties Trust	$ 358,600
1,200		Essex Property Trust, Inc.	395,124
17,500		Host Hotels & Resorts, Inc.	356,125
12,500		Hudson Pacific Properties Inc.	291,000
14,500		Kimco Realty Corp.	367,285
24,000		Kite Realty Group Trust	535,200
1,300		Life Storage, Inc.	172,237
3,900		National Storage Affiliates Trust	220,740
16,200		Pebblebrook Hotel Trust	395,604
6,400		Rexford Industrial Realty, Inc.	499,456
23,000		RLJ Lodging Trust	322,460
5,900	[1]	Ryman Hospitality Properties	551,532
1,200		Simon Property Group, Inc.	141,600
11,000		SITE Centers Corp.	174,900
3,500		Terreno Realty Corp.	254,625
6,800		UDR, Inc.	361,828
4,400		Welltower, Inc.	399,564
		TOTAL	7,881,203
		Utilities—0.8%
2,108		Evergy, Inc.	143,028
14,801		Exelon Corp.	692,391
19,281		OGE Energy Corp.	745,789
		TOTAL	1,581,208
		TOTAL COMMON STOCKS (IDENTIFIED COST $94,902,317)	107,449,160
		CORPORATE BONDS—9.1%
		Basic Industry - Chemicals—0.0%
$ 10,000		DuPont de Nemours, Inc., Sr. Unsecd. Note, 5.319%, 11/15/2038	10,501
		Basic Industry - Metals & Mining—0.1%
15,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	15,974
100,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	101,088
20,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	23,473
		TOTAL	140,535
		Capital Goods - Aerospace & Defense—0.5%
200,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	150,754
275,000		Boeing Co., Sr. Unsecd. Note, 4.875%, 5/1/2025	278,743
110,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series WI, 3.844%, 5/1/2025	110,305
300,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	247,423
170,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	169,044
15,000		Spirit AeroSystems, Inc., Sr. Unsecd. Note, 4.600%, 6/15/2028	12,986
40,000	[3]	Textron Financial Corp., Jr. Sub. Note, 144A, 2.241% (3-month USLIBOR +1.735%), 2/15/2042	33,548
50,000		Textron Inc., Sr. Unsecd. Note, 4.000%, 3/15/2026	50,206
50,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	50,781
		TOTAL	1,103,790
		Capital Goods - Building Materials—0.1%
200,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	196,197
		Capital Goods - Diversified Manufacturing—0.1%
60,000		Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	53,479
175,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	147,209
		TOTAL	200,688

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Communications - Cable & Satellite—0.2%
$ 300,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.250%, 1/15/2029	$ 256,147
145,000	Comcast Corp., Sr. Unsecd. Note, 2.800%, 1/15/2051	107,173
15,000	Comcast Corp., Sr. Unsecd. Note, 3.900%, 3/1/2038	13,945
10,000	Comcast Corp., Sr. Unsecd. Note, 4.400%, 8/15/2035	9,949
	TOTAL	387,214
	Communications - Media & Entertainment—0.1%
30,000	Grupo Televisa S.A., Sr. Unsecd. Note, 6.125%, 1/31/2046	34,001
178,000	Paramount Global, Sr. Unsecd. Note, 4.750%, 5/15/2025	182,589
	TOTAL	216,590
	Communications - Telecom Wireless—0.1%
150,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.700%, 6/15/2026	147,595
	Communications - Telecom Wirelines—0.3%
12,000	AT&T, Inc., Sr. Unsecd. Note, 3.500%, 9/15/2053	9,414
300,000	AT&T, Inc., Sr. Unsecd. Note, 3.650%, 6/1/2051	243,653
11,000	AT&T, Inc., Sr. Unsecd. Note, 3.650%, 9/15/2059	8,504
5,000	AT&T, Inc., Sr. Unsecd. Note, 4.500%, 5/15/2035	4,935
150,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.520%, 3/1/2049	150,666
90,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	82,842
	TOTAL	500,014
	Consumer Cyclical - Automotive—0.1%
10,000	DaimlerChrysler North America Holding Corp., Company Guarantee, 8.500%, 1/18/2031	12,874
175,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.100%, 1/12/2032	147,718
10,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.950%, 4/13/2024	10,049
	TOTAL	170,641
	Consumer Cyclical - Lodging—0.0%
20,000	American Campus Communities Operating Partnership LP, Sr. Unsecd. Note, 4.125%, 7/1/2024	20,236
30,000	Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 7/15/2023	29,714
	TOTAL	49,950
	Consumer Cyclical - Retailers—0.2%
170,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	167,810
250,000	AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 4/15/2025	246,856
15,000	CVS Health Corp., Sr. Unsecd. Note, 4.100%, 3/25/2025	15,222
	TOTAL	429,888
	Consumer Cyclical - Services—0.2%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.800%, 6/6/2023	199,021
125,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.800%, 12/5/2024	127,139
15,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 3.250%, 2/15/2030	13,410
10,000	University of Southern California, Sr. Unsecd. Note, 5.250%, 10/1/2111	11,356
70,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	69,556
15,000	Visa, Inc., Sr. Unsecd. Note, 4.150%, 12/14/2035	15,189
	TOTAL	435,671
	Consumer Non-Cyclical - Food/Beverage—0.5%
30,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.700%, 2/1/2036	29,727
300,000	Danone SA, Sr. Unsecd. Note, 144A, 2.947%, 11/2/2026	291,123
140,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	136,606
80,000	General Mills, Inc., Sr. Unsecd. Note, 3.000%, 2/1/2051	61,116
270,000	Heineken NV, Sr. Unsecd. Note, 144A, 3.500%, 1/29/2028	262,765
200,000	Kerry Group Financial Services, Sr. Unsecd. Note, 144A, 3.200%, 4/9/2023	199,547
15,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.200%, 7/15/2045	14,704

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$ 50,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	$ 50,971
	TOTAL	1,046,559
	Consumer Non-Cyclical - Health Care—0.1%
135,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2029	121,359
180,000	Dentsply Sirona, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2030	160,547
	TOTAL	281,906
	Consumer Non-Cyclical - Pharmaceuticals—0.2%
500,000	AbbVie, Inc., Sr. Unsecd. Note, 4.250%, 11/21/2049	458,848
15,000	Amgen, Inc., Sr. Unsecd. Note, 4.400%, 5/1/2045	13,978
10,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.125%, 6/15/2039	9,754
15,000	Johnson & Johnson, Sr. Unsecd. Note, 3.550%, 3/1/2036	14,431
	TOTAL	497,011
	Energy - Independent—0.4%
250,000	Canadian Natural Resources Ltd., 3.900%, 2/1/2025	250,578
125,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	118,602
20,000	EQT Corp., Sr. Unsecd. Note, 3.900%, 10/1/2027	19,172
475,000	Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2031	401,037
	TOTAL	789,389
	Energy - Integrated—0.6%
135,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	131,854
300,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.937%, 9/21/2028	297,211
5,000	ConocoPhillips Co., Sr. Unsecd. Note, 144A, 4.025%, 3/15/2062	4,478
270,000	Exxon Mobil Corp., Sr. Unsecd. Note, 2.992%, 3/19/2025	267,544
240,000	Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	238,258
275,000	Suncor Energy, Inc., Sr. Unsecd. Note, 3.750%, 3/4/2051	232,123
	TOTAL	1,171,468
	Energy - Midstream—0.3%
125,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.600%, 9/1/2032	110,612
20,000	Energy Transfer Operating, Sr. Unsecd. Note, 5.500%, 6/1/2027	20,734
115,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	114,494
75,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	76,099
10,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	9,870
170,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.950%, 2/15/2027	169,711
20,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, Series MTN, 6.950%, 1/15/2038	22,812
40,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	39,681
5,000	MPLX LP, Sr. Unsecd. Note, 4.500%, 4/15/2038	4,599
70,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	66,406
20,000	Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	20,001
10,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.750%, 8/15/2028	9,752
	TOTAL	664,771
	Energy - Refining—0.0%
15,000	HF Sinclair Corp., Sr. Unsecd. Note, 144A, 5.875%, 4/1/2026	15,419
15,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.500%, 4/1/2048	13,217
10,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	11,283
15,000	Valero Energy Corp., Sr. Unsecd. Note, 4.350%, 6/1/2028	14,986
	TOTAL	54,905
	Financial Institution - Banking—1.8%
74,000	American Express Co., 2.650%, 12/2/2022	74,301
300,000	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.500%, 4/19/2026	294,668
200,000	Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	199,228

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 15,000		Bank of America Corp., Sub. Note, Series MTN, 4.200%, 8/26/2024	$ 15,153
15,000		Bank of America Corp., Sub. Note, Series MTN, 4.450%, 3/3/2026	15,036
20,000		Bank of New York Mellon, N.A., 3.400%, 5/15/2024	20,134
40,000		Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	39,995
165,000		Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	144,290
250,000		Citigroup, Inc., Sr. Unsecd. Note, 3.300%, 4/27/2025	247,249
170,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	165,803
300,000		Citigroup, Inc., Sr. Unsecd. Note, 3.785%, 3/17/2033	278,160
15,000		Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	14,906
30,000		Comerica, Inc., 3.800%, 7/22/2026	29,517
75,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	75,193
350,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.102%, 2/24/2033	306,214
40,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.200%, 2/23/2023	40,156
275,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 1/22/2023	277,168
150,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 2/1/2041	175,619
10,000	[4]	JPMorgan Chase & Co., Jr. Sub. Deb., Series X, 6.100%, 10/1/2024	10,027
25,000	[4]	JPMorgan Chase & Co., Jr. Sub. Note, Series FF, 5.000%, 8/1/2024	23,708
20,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.559%, 4/23/2024	20,009
15,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.882%, 7/24/2038	13,818
400,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	402,446
300,000		Morgan Stanley, 4.300%, 1/27/2045	283,926
100,000		Morgan Stanley, Sr. Unsecd. Note, 2.943%, 1/21/2033	87,288
15,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.125%, 1/23/2023	15,065
15,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.000%, 7/23/2025	15,007
15,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	15,169
10,000		State Street Corp., Sub. Deb., 3.031%, 11/1/2034	9,138
45,000		Sumitomo Mitsui Financial Group, Inc., Sr. Unsecd. Note, 3.102%, 1/17/2023	45,193
250,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	204,210
10,000		Wells Fargo & Co., Series MTN, 4.100%, 6/3/2026	9,962
10,000		Westpac Banking Corp., Sub., Series GMTN, 4.322%, 11/23/2031	9,792
		TOTAL	3,577,548
		Financial Institution - Broker/Asset Mgr/Exchange—0.1%
80,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	79,996
70,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	69,873
15,000		XLIT Ltd., Sub., 4.450%, 3/31/2025	15,253
		TOTAL	165,122
		Financial Institution - Finance Companies—0.1%
150,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.875%, 1/16/2024	150,962
		Financial Institution - Insurance - Life—0.4%
400,000		AIA Group Ltd., Sub., 144A, 3.200%, 9/16/2040	331,392
220,000		Belrose Funding Trust, Sr. Unsecd. Note, 2.330%, 8/15/2030	183,712
15,000		MetLife, Inc., Jr. Sub. Note, 6.400%, 12/15/2036	15,581
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	13,991
250,000		MetLife, Inc., Sr. Unsecd. Note, 3.600%, 4/10/2024	251,947
15,000		Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	18,974
10,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	10,035
10,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2022	10,047
50,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	56,618
		TOTAL	892,297

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - P&C—0.1%
$ 10,000	Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 4.200%, 8/15/2048	$ 9,575
55,000	Nationwide Mutual Insurance Co., Sub., 144A, 4.350%, 4/30/2050	48,865
65,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	93,354
	TOTAL	151,794
	Financial Institution - REIT - Apartment—0.1%
10,000	Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	10,025
200,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 8/1/2032	161,834
70,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	67,199
	TOTAL	239,058
	Financial Institution - REIT - Healthcare—0.1%
185,000	Welltower, Inc., Sr. Unsecd. Note, 2.700%, 2/15/2027	176,727
	Financial Institution - REIT - Office—0.0%
70,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	69,420
	Financial Institution - REIT - Other—0.1%
105,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	100,890
75,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	76,149
	TOTAL	177,039
	Financial Institution - REITs—0.0%
60,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	54,477
	Supranational—0.0%
30,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	30,057
	Technology—0.5%
10,000	Apple, Inc., 3.850%, 5/4/2043	9,518
30,000	Apple, Inc., Sr. Unsecd. Note, 2.400%, 5/3/2023	30,035
70,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	53,736
220,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 4.150%, 4/15/2032	204,385
20,000	Corning, Inc., Unsecd. Note, 4.750%, 3/15/2042	19,962
240,000	Dell International LLC / EMC Corp., 6.020%, 6/15/2026	253,714
110,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	102,864
265,000	Intel Corp., Sr. Unsecd. Note, 3.400%, 3/25/2025	265,367
7,000	Microsoft Corp., Sr. Unsecd. Note, 2.921%, 3/17/2052	5,688
8,000	Microsoft Corp., Sr. Unsecd. Note, 3.450%, 8/8/2036	7,654
10,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	10,050
50,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 6/15/2045	53,855
	TOTAL	1,016,828
	Technology Services—0.0%
5,000	Global Payments, Inc., Sr. Unsecd. Note, 3.200%, 8/15/2029	4,558
	Transportation - Airlines—0.1%
30,000	Delta Air Lines, Inc., Sr. Unsecd. Note, 2.900%, 10/28/2024	28,649
110,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	113,839
	TOTAL	142,488
	Transportation - Railroads—0.2%
50,000	Burlington Northern Santa Fe Corp., Deb., 5.750%, 5/1/2040	56,815
30,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	29,909
225,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.125%, 6/1/2026	220,558
	TOTAL	307,282
	Transportation - Services—0.2%
15,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	16,059
20,000	FedEx Corp., Sr. Unsecd. Note, 3.900%, 2/1/2035	18,464
200,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.750%, 6/9/2023	201,141

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Transportation - Services—continued
$ 125,000		United Parcel Service, Inc., Sr. Unsecd. Note, 3.900%, 4/1/2025	$ 126,603
		TOTAL	362,267
		Utility - Electric—0.9%
200,000		Alabama Power Co., Sr. Unsecd. Note, 3.000%, 3/15/2052	154,111
90,000		Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	82,340
70,000		Electricite de France SA, Note, 144A, 5.600%, 1/27/2040	71,887
300,000		Electricite de France SA, Sr. Unsecd. Note, 144A, 4.500%, 9/21/2028	298,341
140,000		Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	131,247
170,000		EverSource Energy, Sr. Unsecd. Note, 3.350%, 3/15/2026	167,374
200,000		Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	195,545
110,000		National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	106,729
25,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTNC, 8.000%, 3/1/2032	32,119
250,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2026	242,828
175,000		Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	169,661
300,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 1.800%, 10/15/2030	247,338
		TOTAL	1,899,520
		Utility - Natural Gas—0.3%
65,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	65,251
445,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	459,367
5,000		TransCanada PipeLines Ltd., Sr. Unsecd. Note, 6.200%, 10/15/2037	5,627
		TOTAL	530,245
		TOTAL CORPORATE BONDS (IDENTIFIED COST $19,417,679)	18,442,972
		U.S. TREASURIES—4.3%
		Treasury Inflation-Indexed Note—0.3%
562,755	[5]	U.S. Treasury Inflation-Protected Notes, 0.125%, 1/15/2032	570,626
		U.S. Treasury Bond—1.3%
825,000		United States Treasury Bond, 1.875%, 11/15/2051	645,698
1,200,000		United States Treasury Bond, 2.000%, 8/15/2051	967,700
1,310,000		United States Treasury Bond, 2.250%, 2/15/2052	1,122,506
		TOTAL	2,735,904
		U.S. Treasury Note—2.7%
800,000		United States Treasury Note, 1.250%, 12/31/2026	740,156
600,000		United States Treasury Note, 1.875%, 2/28/2027	570,942
2,210,000		United States Treasury Note, 1.875%, 2/15/2032	2,015,934
1,025,000		United States Treasury Note, 2.375%, 3/31/2029	986,883
900,000		United States Treasury Note, 2.500%, 3/31/2027	881,242
25,000		United States Treasury Note, 2.625%, 4/15/2025	24,805
75,000		United States Treasury Note, 2.750%, 4/30/2027	74,297
125,000		United States Treasury Note, 2.875%, 4/30/2029	124,258
		TOTAL	5,418,517
		TOTAL U.S. TREASURIES (IDENTIFIED COST $9,324,703)	8,725,047
		ASSET-BACKED SECURITIES—1.2%
		Auto Receivables—0.2%
400,000		Toyota Auto Receivables Owner Trust 2020-B, Class A4, 1.660%, 9/15/2025	391,838
90,000		World Omni Auto Receivables Trust 2021-A, Class C, 0.890%, 8/16/2027	83,727
		TOTAL	475,565
		Credit Card—0.2%
400,000		Master Credit Card Trust 2022-2A, Class C, 2.730%, 7/21/2028	377,440

Shares or Principal Amount		Value
	ASSET-BACKED SECURITIES—continued
	Equipment Lease—0.5%
$ 500,000	HPEFS Equipment Trust 2020-2A, Class C, 2.000%, 7/22/2030	$ 497,591
500,000	HPEFS Equipment Trust 2022-1A, Class C, 1.960%, 5/21/2029	479,341
	TOTAL	976,932
	Other—0.2%
450,000	PFS Financing Corp. 2020-G, Class A, 0.970%, 2/15/2026	431,141
	Student Loans—0.1%
270,037	Navient Student Loan Trust 2021-A, Class A, 0.840%, 5/15/2069	251,334
	TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $2,609,590)	2,512,412
	COMMERCIAL MORTGAGE-BACKED SECURITIES—0.8%
	Commercial Mortgage—0.8%
190,000	Bank, Class A4, 3.488%, 11/15/2050	184,722
200,000	Commercial Mortgage Trust 2013-CR8, Class B, 4.058%, 6/10/2046	197,812
38,672	Federal Home Loan Mortgage Corp. REMIC, Series K055, Class A1, 2.263%, 4/25/2025	38,207
391,007	Federal Home Loan Mortgage Corp. REMIC, Series K106, Class A1, 1.783%, 10/25/2029	356,790
350,000	Federal Home Loan Mortgage Corp. REMIC, Series K737, Class A2, 2.525%, 10/25/2026	338,380
200,000	FREMF Mortgage Trust 2013-K25 REMIC, Class B, 3.743%, 11/25/2045	200,582
200,000	JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	192,757
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,600,236)	1,509,250
	MORTGAGE-BACKED SECURITIES—0.2%
	Federal Home Loan Mortgage Corporation—0.0%
24,517	Federal Home Loan Mortgage Corp., Pool G07801, 4.000%, 10/1/2044	24,872
	Federal National Mortgage Association—0.2%
6,439	Federal National Mortgage Association, Pool 357761, 5.500%, 5/1/2035	6,862
721	Federal National Mortgage Association, Pool 728709, 5.500%, 7/1/2033	764
24,326	Federal National Mortgage Association, Pool 932864, 4.000%, 12/1/2040	24,690
41,703	Federal National Mortgage Association, Pool AB7859, 3.500%, 2/1/2043	41,471
31,394	Federal National Mortgage Association, Pool AD6938, 4.500%, 6/1/2040	32,599
14,503	Federal National Mortgage Association, Pool AQ0945, 3.000%, 11/1/2042	13,965
18,165	Federal National Mortgage Association, Pool AT2127, 3.000%, 4/1/2043	17,492
13,969	Federal National Mortgage Association, Pool AT7861, 3.000%, 6/1/2028	13,900
19,130	Federal National Mortgage Association, Pool BM4388, 4.000%, 8/1/2048	19,277
9,434	Federal National Mortgage Association, Pool BM5024, 3.000%, 11/1/2048	8,995
12,457	Federal National Mortgage Association, Pool BM5246, 3.500%, 11/1/2048	12,189
15,426	Federal National Mortgage Association, Pool CA0833, 3.500%, 12/1/2047	15,157
11,723	Federal National Mortgage Association, Pool CA4427, 3.000%, 10/1/2049	11,087
8,991	Federal National Mortgage Association, Pool FM0008, 3.500%, 8/1/2049	8,776
24,562	Federal National Mortgage Association, Pool FM1000, 3.000%, 4/1/2047	23,505
11,316	Federal National Mortgage Association, Pool FM1221, 3.500%, 7/1/2049	11,049
19,636	Federal National Mortgage Association, Pool MA0500, 5.000%, 8/1/2040	20,762
22,265	Federal National Mortgage Association, Pool MA0666, 4.500%, 3/1/2041	23,286
25,415	Federal National Mortgage Association, Pool MA1430, 3.000%, 5/1/2043	24,473
27,326	Federal National Mortgage Association, Pool MA2803, 2.500%, 11/1/2031	26,628
	TOTAL	356,927
	Government National Mortgage Association—0.0%
14,836	Government National Mortgage Association, Pool MA0625, 3.500%, 12/20/2042	14,758
9,579	Government National Mortgage Association, Pool MA1376, 4.000%, 10/20/2043	9,758
	TOTAL	24,516
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $416,450)	406,315

Shares or Principal Amount			Value
		GOVERNMENT AGENCY—0.1%
		Federal National Mortgage Association—0.1%
$ 250,000		Federal National Mortgage Association Notes, 0.625%, 4/22/2025 (IDENTIFIED COST $249,691)	$ 233,969
		MUNICIPAL BOND—0.0%
30,000		Texas State Transportation Commission - State Highway Fund, 5.178%, 4/1/2030 (IDENTIFIED COST $33,259)	32,179
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
27		Federal Home Loan Mortgage Corp. REMIC, Series 1311, Class K, 7.000%, 7/15/2022	27
40		Federal Home Loan Mortgage Corp. REMIC, Series 1384, Class D, 7.000%, 9/15/2022	41
2,143		Federal Home Loan Mortgage Corp. REMIC, Series 2497, Class JH, 6.000%, 9/15/2032	2,285
		TOTAL	2,353
		Federal National Mortgage Association—0.0%
508	[3]	Federal National Mortgage Association REMIC, Series 1993-113, Class SB, 9.748% (10-year Constant Maturity Treasury +48.285%, Cap 9.749%), 7/25/2023	518
395		Federal National Mortgage Association REMIC, Series 2003-35, Class UC, 3.750%, 5/25/2033	398
		TOTAL	916
		Non-Agency Mortgage—0.0%
77	[6]	Bear Stearns Mortgage Securities, Inc. 1997-6, Class 1A, 6.307%, 3/25/2031	76
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $3,297)	3,345
		EXCHANGE-TRADED FUNDS—8.9%
33,100		iShares Core MSCI Emerging Markets ETF	1,729,475
236,500		iShares MSCI EAFE ETF	16,233,360
		Total Exchange-Traded Funds (IDENTIFIED COST $19,133,225)	17,962,835
		INVESTMENT COMPANIES—22.6%
203,520		Bank Loan Core Fund	1,906,980
292,656		Emerging Markets Core Fund	2,531,474
356,454		Federated Hermes Government Obligations Fund, Premier Shares, 0.26%[7]	356,454
17,760,505		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.37%[7]	17,755,177
384,349		High Yield Bond Core Fund	2,198,475
1,945,979		Mortgage Core Fund	17,377,592
412,435		Project and Trade Finance Core Fund	3,571,686
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $48,526,586)	45,697,838
		TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $196,217,033)	202,975,322
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[8]	(397,707)
		TOTAL NET ASSETS—100%	$202,577,615

At April 30, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[1]United States Treasury Notes 10-Year Ultra Long Futures	16	$2,064,000	June 2022	$(16,883)
Short Futures:
[1]United States Treasury Notes 2-Year Short Futures	36	$7,589,250	June 2022	$(4,547)
[1]United States Treasury Notes 5-Year Short Futures	2	$225,344	June 2022	$2,543
[1]United States Treasury Notes 10-Year Short Futures	2	$238,313	June 2022	$(591)
[1]United States Treasury Ultra Bond Short Futures	3	$481,312	June 2022	$15,555
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(3,923)
The average notional value of long and short futures contracts held by the Fund throughout the period was $2,971,847 and $3,918,334, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2022, were as follows:
Affiliates	Value as of 7/31/2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 4/30/2022	Shares Held as of 4/30/2022	Dividend Income	Gain Distributions Received
Bank Loan Core Fund	$4,255,287	$464,245	$(2,760,600)	$(167,573)	$115,621	$1,906,980	203,520	$78,247	$—
Emerging Markets Core Fund	$2,857,224	$780,085	$(637,580)	$(388,594)	$(79,661)	$2,531,474	292,656	$133,536	$—
Federated Government Obligations Fund, Premier Shares*	$168,995	$106,549,566	$(106,362,107)	N/A	N/A	$356,454	356,454	$755	$—
Federated Institutional Prime Value Obligations Fund, Institutional Shares	$16,947,898	$33,705,455	$(32,886,648)	$(2,205)	$(9,323)	$17,755,177	17,760,505	$14,785	$2,479
High Yield Bond Core Fund	$5,962,186	$1,501,404	$(4,719,800)	$(332,153)	$(213,162)	$2,198,475	384,349	$229,404	$—
Mortgage Core Fund	$6,610,200	$12,444,670	$—	$(1,677,278)	$—	$17,377,592	1,945,979	$225,670	$—
Project and Trade Finance Core Fund	$3,205,801	$448,336	$—	$(82,451)	$—	$3,571,686	412,435	$96,736	$—
TOTAL OF AFFILIATED TRANSACTIONS	$40,007,591	$155,893,761	$(147,366,735)	$(2,650,254)	$(186,525)	$45,697,838	21,355,898	$779,133	$2,479

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of April 30, 2022, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$332,070	$356,454

3	Floating/variable note with current rate and current maturity or next reset date shown.
4	Perpetual Bond Security. The maturity date reflects the next call date.
5	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
6	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns’ outstanding registered debt securities.
7	7-day net yield.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$104,958,877	$—	$—	$104,958,877
International	2,490,283	—	—	2,490,283
Debt Securities:
Corporate Bonds	—	18,442,972	—	18,442,972
U.S. Treasuries	—	8,725,047	—	8,725,047
Asset-Backed Securities	—	2,512,412	—	2,512,412
Commercial Mortgage-Backed Securities	—	1,509,250	—	1,509,250
Mortgage-Backed Securities	—	406,315	—	406,315
Government Agencies	—	233,969	—	233,969
Municipal Bonds	—	32,179	—	32,179
Collateralized Mortgage Obligations	—	3,345	—	3,345
Exchange-Traded Funds	17,962,835	—	—	17,962,835
Investment Companies[1]	42,126,152	—	—	45,697,838
TOTAL SECURITIES	$167,538,147	$31,865,489	$—	$202,975,322
Other Financial Instruments:[2]
Assets	$18,098	$—	$—	$18,098
Liabilities	(22,021)	—	—	(22,021)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(3,923)	$—	$—	$(3,923)

[1]
As permitted by U.S. generally accepted accounting principles, an Investment Company valued at $3,571,686 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Project and Trade
Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

[2]	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ETF	—Exchange-Traded Fund
FREMF	—Freddie Mac Multifamily K-Deals
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit